Related Party Transactions - Summary of Stockholders' Equity Impact Result of Amendment to Intercompany Loan Agreement (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2013 USD ($)
Related Party Transaction [Line Items]
Shares purchased by noncontrolling shareholders	$ (109,546)